Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 22,423	Taxes	Algeria		Sonatrach	Algeria, Groupement Berkine
#: 2
	12,011	Bonuses	Algeria		Sonatrach	Algeria, Groupement Berkine
#: 3
	2,835	Bonuses	Algeria		Sonatrach	Algeria, Organisation Orhoud
#: 4
	22,062	Taxes	Algeria			Algeria, Timimoun
#: 5
	878	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Timimoun
#: 6
	143,587	Taxes	Algeria			Algeria, Tin Fouye Tabankort II
#: 7
	267	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Tin Fouye Tabankort II
#: 8
	9,582	Bonuses	Algeria		Sonatrach	Algeria, Tin Fouye Tabankort II
#: 9
	169	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Tin Fouye Tabankort Sud
#: 10
	121,272	Taxes	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises
#: 11
	44,377	Taxes	Algeria		Agence Nationale pour Valorisation des Ressources en Hydrocarbures (ALNAFT)
#: 12
	93,062	Taxes	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises c/o Sonatrach	Algeria, Groupement Berkine	Yes	fiscal selling prices
#: 13
	129,530	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 0
#: 14
	735	Fees	Angola			Angola, Block 0
#: 15
	204	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 16
#: 16
	224	Fees	Angola			Angola, Block 16
#: 17
	468,671	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 17
#: 18
	5,158	Fees	Angola			Angola, Block 17
#: 19
	2,000	Bonuses	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17
#: 20
	291	Infrastructure	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17
#: 21
	143	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 17/06
#: 22
	92	Fees	Angola			Angola, Block 17/06
#: 23
	1,444	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 20/11
#: 24
	116	Fees	Angola			Angola, Block 20/11
#: 25
	62	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 29
#: 26
	84	Fees	Angola			Angola, Block 29
#: 27
	128,291	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 32
#: 28
	1,886	Fees	Angola			Angola, Block 32
#: 29
	2,498	Infrastructure	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 32
#: 30
	121	Fees	Angola			Angola, Block 48
#: 31
	382	Fees	Angola		Caixa do Tesouro Nacional
#: 32
	8,034	Fees	Angola		Ministerio dos Recursos Minerais, Petroleo e Gas
#: 33
	1,696,986	Prod. Entitlements	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17	Yes	weighted average fiscal price of the year
#: 34
	63,327	Prod. Entitlements	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 32	Yes	weighted average fiscal price of the year
#: 35
	11,159	Fees	Argentina			Argentina, Cuenca Argentina Norte - Block 111
#: 36
	2,225	Fees	Argentina			Argentina, Cuenca Argentina Norte - Block 113
#: 37
	44	Fees	Argentina			Argentina, Malvinas Ocidental - Block 123
#: 38
	40,329	Taxes	Argentina		Provincia del Neuquen	Argentina, Neuquen
#: 39
	497	Fees	Argentina		Provincia del Neuquen	Argentina, Neuquen
#: 40
	507	Fees	Argentina			Argentina, Santa Cruz
#: 41
	38,430	Taxes	Argentina			Argentina, Tierra del Fuego
#: 42
	5,680	Fees	Argentina			Argentina, Tierra del Fuego
#: 43
	25,261	Taxes	Argentina		Administracion Federal de Ingresos Publicos	Argentina, (other)
#: 44
	25,029	Taxes	Argentina		Secretaria de Energia, Republica Argentina
#: 45
	14,418	Fees	Argentina		Secretaria de Energia, Republica Argentina
#: 46
	13,401	Taxes	Argentina		Provincia de Tierra del Fuego
#: 47
	5,197	Fees	Argentina		Provincia de Tierra del Fuego
#: 48
	59,899	Taxes	Australia		Queensland Government, Queensland Revenue Office	Australia, GLNG
#: 49
	2,823	Fees	Australia		Queensland Government	Australia, GLNG
#: 50
	11,692	Taxes	Australia		Australian Taxation Office	Australia, Ichthys LNG
#: 51
	38,481	Prod. Entitlements	Azerbaijan		State Oil Company of the Azerbaijan Republic	Azerbaijan, Absheron	Yes	fixed contractual price for gas and contractual net-back price for condensates
#: 52
	17,249	Taxes	Bolivia			Bolivia, Aquio
#: 53
	152	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Aquio
#: 54
	79,259	Taxes	Bolivia			Bolivia, Ipati
#: 55
	240	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Ipati
#: 56
	131	Infrastructure	Bolivia		Fundesoc c/o Indigeneous Communities	Bolivia, Ipati
#: 57
	6,063	Taxes	Bolivia			Bolivia, Itau
#: 58
	131	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Itau
#: 59
	11,153	Taxes	Bolivia			Bolivia, San Alberto
#: 60
	34	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Alberto
#: 61
	21,467	Taxes	Bolivia			Bolivia, San Antonio
#: 62
	66	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Antonio
#: 63
	86,522	Taxes	Bolivia		Servicio de Impuestos Nacionales (SIN) c/o YPFB
#: 64
	48,669	Taxes	Bolivia		Departamentos c/o YPFB
#: 65
	2,716	Prod. Entitlements	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Aquio	Yes	fixed regulated price for condensates and on a net-back regulated price for gas
#: 66
	3,740	Prod. Entitlements	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Alberto	Yes	fixed regulated price for condensates and on a net-back regulated price for gas
#: 67
	7,018	Prod. Entitlements	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Antonio	Yes	fixed regulated price for condensates and on a net-back regulated price for gas
#: 68
	24	Fees	Brazil			Brazil, Atapu
#: 69
	61,734	Taxes	Brazil		Receita Federal	Brazil, Atapu ToR Surplus
#: 70
	55,365	Bonuses	Brazil		Petrobras	Brazil, Atapu ToR Surplus
#: 71
	58	Fees	Brazil			Brazil, Barreirinhas
#: 72
	73	Fees	Brazil			Brazil, BM-S-54
#: 73
	798	Fees	Brazil			Brazil, C-M-541
#: 74
	5	Fees	Brazil			Brazil, Espirito Santo
#: 75
	131,960	Taxes	Brazil		Receita Federal	Brazil, Iara
#: 76
	467	Fees	Brazil			Brazil, Iara
#: 77
	54,552	Taxes	Brazil		Receita Federal	Brazil, Lapa
#: 78
	1,227	Fees	Brazil			Brazil, Lapa
#: 79
	203,960	Taxes	Brazil		Receita Federal	Brazil, Libra
#: 80
	160	Fees	Brazil			Brazil, Libra
#: 81
	96,783	Taxes	Brazil		Receita Federal	Brazil, Sepia ToR Surplus
#: 82
	101,017	Bonuses	Brazil		Petrobras	Brazil, Sepia ToR Surplus
#: 83
	43	Fees	Brazil			Brazil, S-M-1711
#: 84
	43	Fees	Brazil			Brazil, S-M-1815
#: 85
	28	Fees	Brazil			Brazil, Xerelete
#: 86
	312,723	Taxes	Brazil		Receita Federal	Brazil, Other
#: 87
	16,198	Fees	Brazil		Agencia National de Petroleo, Gas Natural e Biocombustiveis	Brazil, Other
#: 88
	1,047	Fees	Brazil		Fundo de Compensacao Ambiental (FCA)
#: 89
	1,879	Fees	Brazil		Secretaria do Tesouro Nacional
#: 90
	8,274	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Atapu ToR Surplus	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 91
	315,135	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Libra	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 92
	26,895	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Sepia ToR Surplus	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 93
	47,853	Taxes	Brunei		Brunei Government	Brunei, Block B
#: 94
	2	Fees	Brunei		Brunei Government	Brunei, Block B
#: 95
	6,106	Prod. Entitlements	Brunei		Brunei Government	Brunei, Block B
#: 96
	28,235	Taxes	China		Etoke Tax Bureau	China, Sulige
#: 97
	266	Taxes	China		Guangzhou Offshore Oil Tax Bureau	China, Sulige
#: 98
	16,149	Taxes	China		Tianjin Offshore Oil Tax Bureau	China, Sulige
#: 99
	17,365	Taxes	China		Etoke Tax Bureau	China, Sulige	Yes
#: 100
	65,083	Prod. Entitlements	China		China National Petroleum Company	China, Sulige	Yes
#: 101
	45	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 2
#: 102
	67	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 3
#: 103
	164	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 6
#: 104
	168	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 7
#: 105
	154	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 8
#: 106
	44	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 9
#: 107
	234	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 11
#: 108
	49,174	Taxes	Denmark		Skat	Denmark, Sole Concession Area
#: 109
	224	Fees	Denmark		Arbejdstilsynet	Denmark, Sole Concession Area
#: 110
	198	Fees	Denmark		Energistyrelsen	Denmark, Sole Concession Area
#: 111
	7,485	Fees	Denmark		Dansk Teknisk Universitet	Denmark, Sole Concession Area
#: 112
	464	Fees	Egypt		Egyptian Natural Gas Holding Company	Egypt, North Ras EI Kanyis Offshore
#: 113
	1,948	Infrastructure	France		Alyse Guyane	France, Guyane Maritime
#: 114
	7,358	Taxes	Gabon		Trsor Public Gabonais	Gabon, Baudroie-Mrou CEPP
#: 116
	805	Fees	Gabon		Trsor Public Gabonais	Gabon, Baudroie-Mrou CEPP
#: 117
	1,489	Infrastructure	Gabon			Gabon, Baudroie-Mrou CEPP
#: 118
	32,966	Taxes	Gabon		Trsor Public Gabonais	Gabon, Concessions (primtre Convention d'Etablissement)
#: 119
	2,490	Fees	Gabon		Trsor Public Gabonais	Gabon, Concessions (primtre Convention d'Etablissement)
#: 120
	15,993	Infrastructure	Gabon			Gabon, Concessions (primtre Convention d'Etablissement)
#: 121
	28,436	Taxes	Gabon		Trsor Public Gabonais	Gabon, Concession Anguille
#: 122
	18,380	Taxes	Gabon		Trsor Public Gabonais	Gabon, Concession Torpille
#: 123
	25,000	Dividends	Gabon		Rpublique du Gabon	Gabon, other
#: 124
	12,394	Infrastructure	Gabon		Rpublique du Gabon
#: 125
	949	Infrastructure	Gabon	snj:GA-1	Ville de Libreville
#: 126
	3,962	Infrastructure	Gabon	snj:GA-8	Ville de Port-Gentil
#: 127
	59	Infrastructure	Gabon		Miscellaneous PID beneficiaries
#: 128
	118	Infrastructure	Gabon		Miscellaneous PIH beneficiaries
#: 129
	18,604	Taxes	Gabon		Rpublique du Gabon	Gabon, Baudroie-Mrou CEPP	Yes	official selling price and applying the fiscal terms of the profit sharing agreements
#: 132
	185	Infrastructure	Gabon		Trsor Public Gabonais	Gabon, Baudroie-Mrou CEPP	Yes
#: 133
	2	Fees	Guyana		Guyana Geology and Mines Commission	Guyana, Block 4
#: 134
	51	Fees	Guyana		Guyana Geology and Mines Commission	Guyana, Canje
#: 135
	61	Fees	Guyana		Guyana Geology and Mines Commission	Guyana, Orinduik
#: 136
	5,103	Taxes	Indonesia		Directorate General of Taxation, Ministry of Finance	Indonesia, Mahakam PSC
#: 137
	1,917	Taxes	Indonesia		Directorate General of Taxation, Ministry of Finance	Indonesia, Sebuku PSC
#: 138
	2,894	Prod. Entitlements	Indonesia		Satuan Khusus Kegiatan Usaha Hulu Minyak dan Gas Bumi (SKK Migas)	Indonesia, Mahakam PSC	Yes	net-back price
#: 139
	2,338	Prod. Entitlements	Indonesia		Satuan Khusus Kegiatan Usaha Hulu Minyak dan Gas Bumi (SKK Migas)	Indonesia, Sebuku PSC	Yes	net-back price
#: 140
	2,986	Fees	Iraq		Basra Oil Company	Iraq, GGIP
#: 141
	20,593	Taxes	Iraq		Iraqi General Commision for Tax-Corporate Division, via Iraqi Ministery of Oil	Iraq, GGIP	Yes	official prices
#: 142
	183,322	Royalties	Iraq		Iraqi General Commision for Tax-Corporate Division, via Iraqi Ministery of Oil	Iraq, GGIP	Yes	official prices
#: 143
	24,697	Taxes	Iraq		Ministry of Finance, General Commission of Taxation	Iraq, Halfaya	Yes	official prices
#: 144
	41,304	Taxes	Italy	snj:IT-77	Regione Basilicata	Italy, Gorgoglione Unified License
#: 145
	1,245	Fees	Italy	snj:IT-77	Regione Basilicata	Italy, Gorgoglione Unified License
#: 146
	6,971	Taxes	Italy		Agenzia delle Entrate	Italy, Gorgoglione Unified License
#: 147
	3,896	Taxes	Italy	snj:IT-PZ	Comune Corleto Perticara	Italy, Gorgoglione Unified License
#: 148
	212	Fees	Italy	snj:IT-PZ	Comune Corleto Perticara	Italy, Gorgoglione Unified License
#: 149
	599	Taxes	Italy	snj:IT-MT	Comune Gorgoglione	Italy, Gorgoglione Unified License
#: 150
	4	Fees	Italy	snj:IT-MT	Comune Gorgoglione	Italy, Gorgoglione Unified License
#: 151
	383	Fees	Italy		Ministero dell'Economia e delle Finanze	Italy, Gorgoglione Unified License
#: 152
	12,844	Taxes	Italy		Tesoreria dello Stato	Italy, Gorgoglione Unified License
#: 153
	63,693	Taxes	Kazakhstan		Ministry of Finance	Kazakhstan, Kashagan
#: 154
	332	Fees	Kazakhstan		Atyrau and Mangistau regions c/o North Caspian Operating Company b.v.	Kazakhstan, Kashagan
#: 155
	1,574	Infrastructure	Kazakhstan	snj:KZ-ATY	Atyrau region c/o North Caspian Operating Company b.v.	Kazakhstan, Kashagan
#: 156
	2,162	Infrastructure	Kazakhstan	snj:KZ-MAN	Mangistau region c/o North Caspian Operating Company b.v.	Kazakhstan, Kashagan
#: 157
	31,751	Prod. Entitlements	Kazakhstan		Ministry of Energy	Kazakhstan, Kashagan	Yes	average net-back prices
#: 158
	33	Fees	Kenya		Kenya Ministry of Finance And Economic Planning	Kenya, 10BA
#: 159
	263	Fees	Kenya		Kenya Ministry of Finance And Economic Planning	Kenya, 10BB
#: 160
	161	Fees	Kenya		Kenya Ministry of Finance And Economic Planning	Kenya, 13T
#: 161
	138	Fees	Lebanon		Lebanese Petroleum Administration (LPA)	Lebanon, Block 9
#: 162
	7,312	Fees	Libya		National Oil Corporation	Libya, Areas 15, 16 & 32 (Al Jurf)
#: 163
	5,067	Fees	Libya		National Oil Corporation	Libya, Areas 129 & 130
#: 164
	1,627	Fees	Libya		National Oil Corporation	Libya, Areas 130 & 131
#: 165
	1,337,179	Taxes	Libya		Ministry of Oil and Gas	Libya, Waha
#: 166
	82	Fees	Libya		Ministry of Oil and Gas	Libya, Waha
#: 167
	1,031	Infrastructure	Libya		National Oil Corporation	Libya, Waha
#: 168
	130,858	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 15, 16 & 32 (Al Jurf)	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 169
	142,147	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 15, 16 & 32 (Al Jurf)	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 170
	284,408	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 129 & 130	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 171
	843,449	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 129 & 130	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 172
	86,132	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 130 & 131	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 173
	334,131	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 130 & 131	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 174
	3,600	Fees	Malaysia		TGS C/O Petronas	Malaysia, DW2E Project
#: 175
	1,348	Taxes	Malaysia			Malaysia, SK310 Project
#: 176
	9	Fees	Malaysia		Petronas	Malaysia, SK310 Project
#: 177
	5,786	Taxes	Malaysia			Malaysia, SK408 Project
#: 178
	137	Fees	Malaysia		Petronas	Malaysia, SK408 Project
#: 179
	3	Taxes	Malaysia			Malaysia (non-attributable) Project
#: 180
	6,053	Taxes	Malaysia		Ketua Pengarah Hasil Dalam Negeri
#: 181
	1,084	Taxes	Malaysia		Petronas
#: 182
	342	Royalties	Malaysia		Petronas	Malaysia, SK310 Project	Yes	Average contractual price and applying contractual terms
#: 183
	973	Prod. Entitlements	Malaysia		Petronas	Malaysia, SK310 Project	Yes	Average contractual price and applying contractual terms
#: 184
	3,471	Royalties	Malaysia		Petronas	Malaysia, SK408 Project	Yes	Average contractual price and applying contractual terms
#: 185
	5,801	Prod. Entitlements	Malaysia		Petronas	Malaysia, SK408 Project	Yes	Average contractual price and applying contractual terms
#: 186
	301	Taxes	Mexico		Servicio de Administracion Tributaria	Mexico, AS-CS-06 (B33)
#: 187
	553	Fees	Mexico		Fondo Mexicano del Petroleo	Mexico, AS-CS-06 (B33)
#: 188
	251	Taxes	Mexico		Servicio de Administracion Tributaria	Mexico, Block 15
#: 189
	493	Fees	Mexico		Fondo Mexicano del Petroleo	Mexico, Block 15
#: 190
	3,472	Infrastructure	Mozambique		Ministerio da Economia e Financas	Mozambique, Area 1 Golfino-Atum
#: 191
	67	Fees	Namibia		Petrofund	Namibia, Block 2912
#: 192
	75	Fees	Namibia		Petrofund	Namibia, Block 2913B
#: 193
	728	Fees	Netherlands		Belastingdienst Nederland	Netherlands, Offshore Blocks
#: 194
	343,231	Taxes	Netherlands		Belastingdienst Nederland	Netherlands, other
#: 195
	46,478	Taxes	Nigeria			Nigeria, OML58 (joint venture with NNPC, operated)
#: 196
	90,758	Taxes	Nigeria			Nigeria, OML99 (joint venture with NNPC, operated)
#: 197
	14,099	Taxes	Nigeria			Nigeria, OML100 (joint venture with NNPC, operated)
#: 198
	141,900	Taxes	Nigeria			Nigeria, OML102 (joint venture with NNPC, operated)
#: 199
	4,631	Taxes	Nigeria			Nigeria, OML118 (Bonga)
#: 200
	220	Fees	Nigeria			Nigeria, OML118 (Bonga)
#: 201
	3,795	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, OML118 (Bonga)
#: 202
	2,612	Taxes	Nigeria			Nigeria, OML138 (Usan)
#: 203
	3,846	Fees	Nigeria			Nigeria, OML138 (Usan)
#: 204
	3,379	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, OML138 (Usan)
#: 205
	342,341	Taxes	Nigeria			Nigeria, PMLs 2/3/4 & PPL 261 PSA (Akpo & Egina)
#: 206
	2,121	Fees	Nigeria			Nigeria, PMLs 2/3/4 & PPL 261 PSA (Akpo & Egina)
#: 207
	8,799	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, PMLs 2/3/4 & PPL 261 PSA (Akpo & Egina)
#: 208
	3,351	Fees	Nigeria			Nigeria, Joint ventures with NNPC, operated - other
#: 209
	12,470	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, Joint ventures with NNPC, operated - other
#: 210
	102,812	Taxes	Nigeria			Nigeria, Joint ventures with NNPC, non operated - other
#: 211
	4,485	Fees	Nigeria			Nigeria, Joint ventures with NNPC, non operated - other
#: 212
	6,793	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, Joint ventures with NNPC, non operated - other
#: 213
	317,395	Taxes	Nigeria			Nigeria, other
#: 214
	8,479	Fees	Nigeria		Federal Inland Revenue Service	Nigeria, other
#: 215
	584,986	Taxes	Nigeria		Federal Inland Revenue Service
#: 216
	1,254	Fees	Nigeria		Nigerian Maritime Administration & Safety Agency, Federal Government of Nigeria
#: 217
	478,040	Taxes	Nigeria		Nigerian Upstream Petroleum Regulatory Commission
#: 218
	12,769	Fees	Nigeria		Nigerian Upstream Petroleum Regulatory Commission
#: 219
	78,042	Taxes	Nigeria		Federal Inland Revenue Service c/o Nigerian National Petroleum Corporation		Yes	average entitlement price and applying the fiscal terms of the profit sharing agreements
#: 220
	8	Fees	Nigeria		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd	Nigeria, OML118 (Bonga)	Yes	average entitlement price of the period of barrels allocation and applying the terms of the profits sharing agreements
#: 221
	81,244	Prod. Entitlements	Nigeria		Nigerian National Petroleum Corporation	Nigeria, OML118 (Bonga)	Yes	average entitlement price and applying the terms of the profit sharing agreements
#: 222
	10	Fees	Nigeria		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd	Nigeria, OML138 (Usan)	Yes	average entitlement price of the period of barrels allocation and applying the terms of the profits sharing agreements
#: 223
	13,993	Prod. Entitlements	Nigeria		Nigerian National Petroleum Corporation	Nigeria, OML138 (Usan)	Yes	average entitlement price and applying the terms of the profit sharing agreements
#: 224
	73,604	Taxes	Nigeria		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd		Yes	average entitlement price and applying the fiscal terms of the profit sharing agreements
#: 225
	6,291	Taxes	Norway		Norwegian Tax Administration	Norway, Asgard area
#: 226
	467	Fees	Norway		Norwegian Petroleum Directorate	Norway, Asgard area
#: 227
	24,900	Taxes	Norway		Norwegian Tax Administration	Norway, Ekofisk area
#: 228
	1,504	Fees	Norway		Norwegian Petroleum Directorate	Norway, Ekofisk area
#: 229
	292	Taxes	Norway		Norwegian Tax Administration	Norway, Heimdal area
#: 230
	202	Fees	Norway		Norwegian Petroleum Directorate	Norway, Heimdal area
#: 231
	61	Taxes	Norway		Norwegian Tax Administration	Norway, Johan Sverdrup
#: 232
	16	Fees	Norway		Norwegian Petroleum Directorate	Norway, Johan Sverdrup
#: 233
	11,353	Taxes	Norway		Norwegian Tax Administration	Norway, Oseberg area
#: 234
	662	Fees	Norway		Norwegian Petroleum Directorate	Norway, Oseberg area
#: 235
	34	Fees	Norway		Norwegian Petroleum Directorate	Norway, PL018C
#: 236
	12,828	Taxes	Norway		Norwegian Tax Administration	Norway, Snohvit area
#: 237
	274	Fees	Norway		Norwegian Petroleum Directorate	Norway, Snohvit area
#: 238
	1,738	Taxes	Norway		Norwegian Tax Administration	Norway, Troll area
#: 239
	104	Fees	Norway		Norwegian Petroleum Directorate	Norway, Troll area
#: 240
	3,547,847	Taxes	Norway		Norwegian Tax Administration	Norway, other
#: 241
	471,930	Taxes	Oman		Oman Ministry of Finance	Oman, Block 6
#: 242
	7,411	Taxes	Oman		Oman Tax Authority	Oman, Block 10
#: 243
	125	Fees	Oman		Oman Ministry of Finance	Oman, Block 12
#: 244
	90	Fees	Oman		Ministry of Energy and Minerals	Oman, Block 12
#: 245
	54,621	Royalties	Oman		Ministry of Energy and Minerals	Oman, Block 10	Yes	official selling price
#: 246
	17	Fees	Papua New Guinea		Conservation & Environment Protection Authority	Papua New Guinea, PRL - 576
#: 247
	177	Fees	Papua New Guinea		Conservation & Environment Protection Authority	Papua New Guinea, PRL-15
#: 248
	108,947	Taxes	Qatar		Qatar Ministry of Finance	Qatar, Al Khalij
#: 249
	78,264	Taxes	Qatar		Qatar Ministry of Finance	Qatar, Dolphin	Yes	average price of production entitlements and as per the fiscal terms of the profit sharing agreements
#: 250
	715,927	Prod. Entitlements	Qatar		Qatar Energy	Qatar, Dolphin	Yes	average price of production entitlements
#: 251
	260	Fees	Republic of the Congo			Republic of the Congo, CPP Andromede (MTPS)
#: 252
	142	Fees	Republic of the Congo			Republic of the Congo, CPP Cassiopee (MTPS)
#: 253
	18,459	Taxes	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Haute Mer - Zone A
#: 254
	1,386	Fees	Republic of the Congo			Republic of the Congo, CPP Haute Mer - Zone A
#: 255
	2,286	Taxes	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Haute Mer - Zone B
#: 256
	486	Fees	Republic of the Congo			Republic of the Congo, CPP Haute Mer - Zone B
#: 257
	14,458	Fees	Republic of the Congo			Republic of the Congo, CPP Haute Mer - Zone D
#: 258
	808	Infrastructure	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone D
#: 259
	51	Fees	Republic of the Congo			Republic of the Congo, CPP Persee (MTPS)
#: 260
	1,261	Fees	Republic of the Congo			Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)
#: 261
	346	Taxes	Republic of the Congo		Socit Nationale des Ptroles Congolais	Republic of the Congo, Lianzi
#: 262
	311	Fees	Republic of the Congo			Republic of the Congo, Marine XX
#: 263
	181	Fees	Republic of the Congo			Republic of the Congo, Pegase Nord (ex MTPS)
#: 264
	968	Fees	Republic of the Congo		Ministere des hydrocarbures
#: 265
	17,568	Fees	Republic of the Congo		Trsor Public
#: 266
	17,070	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone A	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 267
	6,780	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone B	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 268
	265,350	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone D	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 269
	45,445	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 270
	477	Prod. Entitlements	Republic of the Congo		Socit Nationale des Ptroles Congolais	Republic of the Congo, Lianzi	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 271
	1,742	Fees	Sao Tome and Principe		Agenc. Nac. Petroleo de Sao Tome e Principe c/o Alliance Francaise	So Tom and Principe, Block 1
#: 272
	419	Fees	Sao Tome and Principe		Agenc. Nac. Petroleo de Sao Tome e Principe c/o Universidade de STP	So Tom and Principe, Block 1
#: 273
	2,500	Bonuses	Sao Tome and Principe		Agenc. Nac. Petroleo de Sao Tome e Principe c/o Universidade de STP	So Tom and Principe, Block 2
#: 274
	2,304	Fees	Senegal		Socit des Ptroles du Sngal	Senegal, ROP
#: 275
	273	Fees	Senegal		Socit des Ptroles du Sngal	Senegal, UDO
#: 276
	81	Fees	Suriname		Staatsolie-Various associations	Suriname, Block 6
#: 277
	83	Fees	Suriname		Staatsolie-Various associations	Suriname, Block 8
#: 278
	57	Fees	Suriname		Staatsolie-Various associations	Suriname, Block 58
#: 279
	6	Fees	Suriname		Staatsolie-Various associations	Suriname, Block 64
#: 280
	22,532	Taxes	Thailand			Thailand, Bongkot
#: 281
	2,319	Taxes	Thailand			Thailand, G12/48
#: 282
	24,458	Taxes	Thailand		Revenue Department
#: 283
	393	Taxes	Thailand		Department of Mineral Fuels, Ministry Of Energy
#: 284
	2,264	Fees	Uganda			Uganda, Block CA-1
#: 285
	495	Fees	Uganda			Uganda, Block CA-3A
#: 286
	334	Fees	Uganda			Uganda, Block LA-2
#: 287
	1,169	Fees	Uganda		Ministry of Energy and Mineral Development
#: 288
	373	Fees	Uganda		Ministry of Water and Environment
#: 289
	1,551	Fees	Uganda		Ministry of Wildlife, Tourism and Antiquities, UWA
#: 290
	307,646	Taxes	United Arab Emirates			United Arab Emirates, ADNOC Gas Processing
#: 291
	2,344	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, ADNOC Gas Processing
#: 292
	5,035,883	Taxes	United Arab Emirates			United Arab Emirates, ADNOC Onshore
#: 293
	5,871	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, ADNOC Onshore
#: 294
	446,413	Taxes	United Arab Emirates			United Arab Emirates, Lower Zakum
#: 295
	537	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, Lower Zakum
#: 296
	1,028,657	Taxes	United Arab Emirates			United Arab Emirates, Umm Lulu & SARB
#: 297
	1,075	Fees	United Arab Emirates		Abu Dhabi Fiscal Authorities	United Arab Emirates, Umm Lulu & SARB
#: 298
	1,645,414	Taxes	United Arab Emirates			United Arab Emirates, Umm Shaif Nasr
#: 299
	2,149	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, Umm Shaif Nasr
#: 300
	8,228,018	Taxes	United Arab Emirates		Abu Dhabi Fiscal Authorities
#: 301
	235,995	Taxes	United Arab Emirates		Abu Dhabi National Oil Company
#: 302
	512	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Central Graben Area
#: 303
	113	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Culzean
#: 304
	1,143	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Eastern North Sea
#: 305
	1,218	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Greater Laggan Area
#: 306
	102	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Markham Area
#: 307
	2,860	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Northern North Sea
#: 308
	1,293,637	Taxes	United Kingdom		HM Revenue & Customs	United Kingdom, other
#: 309
	132	Fees	United Kingdom		Crown Estate	United Kingdom, other
#: 310
	247	Taxes	United States	snj:US-TX	Dallas County Tax Assessor	United States, Barnett Shale
#: 311
	645	Fees	United States		Office of Natural Resources Revenue	United States, Gulf of Mexico
#: 312
	2,163	Taxes	United States	snj:US-TX	Johnson County Tax Assessor	United States, Barnett Shale
#: 313
	13,068	Taxes	United States	snj:US-TX	Tarrant County Tax Assessor	United States, Barnett Shale
#: 314
	2,460	Taxes	United States	snj:US-TX	Texas State Comptroller's Office	United States, Barnett Shale
#: 315
	2,822	Royalties	United States	snj:US-TX	City of Fort Worth	United States, Barnett Shale
#: 316
	2,385	Royalties	United States	snj:US-TX	Dallas/Fort Worth International Airport Board	United States, Barnett Shale
#: 317
	1,414	Royalties	United States	snj:US-TX	City of Arlington	United States, Barnett Shale
#: 318
	441	Royalties	United States	snj:US-TX	Tarrant Regional Water District	United States, Barnett Shale
#: 319
	357	Royalties	United States	snj:US-TX	State of Texas	United States, Barnett Shale
#: 320
	107	Royalties	United States	snj:US-TX	City of Richland Hills	United States, Barnett Shale
#: 321
	307	Royalties	United States	snj:US-TX	City of North Richland Hills	United States, Barnett Shale
#: 322
	265	Royalties	United States	snj:US-TX	Fort Worth Independent School District	United States, Barnett Shale
#: 323
	143	Royalties	United States	snj:US-TX	Burleson Independent School District	United States, Barnett Shale
#: 324
	314	Royalties	United States	snj:US-TX	Arlington Independent School District	United States, Barnett Shale
#: 325
	556	Royalties	United States	snj:US-TX	Birdville Independent School District	United States, Barnett Shale
#: 326
	158	Royalties	United States	snj:US-TX	Tarrant County College	United States, Barnett Shale
#: 327
	143	Royalties	United States	snj:US-TX	City of Grand Prairie	United States, Barnett Shale
#: 328
	108	Royalties	United States	snj:US-TX	Kennedale Independent School District	United States, Barnett Shale
#: 329
	104	Taxes	United States	snj:US-TX	Grapevine-Colleyville Tax Office	United States, Barnett Shale
#: 330
	131	Royalties	United States	snj:US-TX	City of Cleburne	United States, Barnett Shale
#: 331
	150	Royalties	United States	snj:US-TX	City of Burleson	United States, Barnett Shale
#: 332
	358	Royalties	United States	snj:US-TX	Mansfield Independent School District	United States, Barnett Shale
#: 333
	136	Royalties	United States	snj:US-TX	White Settlement Independent School District	United States, Barnett Shale
#: 334
	22,870	Royalties	United States		Office of Natural Resources Revenue	United States, Jack
#: 335
	$ 34,925	Royalties	United States		Office of Natural Resources Revenue	United States, Tahiti